UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Philadelphia Financial Management of San Francisco, LLC
Address: 450 Sansome Street, Suite 1500
         San Francisco, CA  94111

13F File Number:  028-11642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rachael Clarke
Title:     Chief Compliance Officer
Phone:     415-352-4463

Signature, Place, and Date of Signing:

 /s/   Rachael Clarke     San Francisco, CA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         4

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    $359,979 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-                          Boathouse Row I, LP
2    028-                          Boathouse Row II, LP
3    028-                          Boathouse Row Offshore, Ltd
4    028-                          Boathouse Row Offshore Regatta Ltd.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDER & BALDWIN HLDGS IN   COM              014481105     5792   108774 SH       DEFINED 1  2  3  4     108774        0        0
AMERICA FIRST TAX EX IVS L P   BEN UNIT CTF     02364V107      542   102582 SH       DEFINED 1  2  3        102582        0        0
AMERICAN EQTY INVT LIFE HLD    COM              025676206    15482  1406140 SH       DEFINED 1  2  3  4    1406140        0        0
ASSURED GUARANTY LTD           COM              G0585R106    14774  1047811 SH       DEFINED 1  2  3  4    1047811        0        0
CIGNA CORPORATION              COM              125509109    10551   239797 SH       DEFINED 1  2  3        239797        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401     7828   973598 SH       DEFINED 1  2  3  4     973598        0        0
ENCORE CAP GROUP INC           COM              292554102     8102   273530 SH       DEFINED 1  2  3  4     273530        0        0
ENVESTNET INC                  COM              29404K106     6561   546759 SH       DEFINED 1  2  3        546759        0        0
EVERBANK FINL CORP             COM              29977G102     7189   661355 SH       DEFINED 1  2  3        661355        0        0
FEDERAL AGRIC MTG CORP         CL C             313148306    14729   561547 SH       DEFINED 1  2  3  4     561547        0        0
FIDELITY NATIONAL FINANCIAL    CL A             31620R105    11278   585582 SH       DEFINED 1  2  3        585582        0        0
FORTEGRA FINL CORP             COM              34954W104     8855  1106841 SH       DEFINED 1  2  3  4    1106841        0        0
GAIN CAP HLDGS INC             COM              36268W100     3290   659378 SH       DEFINED 1  2  3        659378        0        0
GFI GROUP INC                  COM              361652209     1739   488541 SH       DEFINED 1  2  3        488541        0        0
GLOBAL PMTS INC                COM              37940X102    13260   306737 SH       DEFINED 1  2  3  4     306737        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104    13877   787100 SH       DEFINED 1  2  3  4     787100        0        0
INTERACTIVE BROKERS GROUP IN   COM              45841N107     8683   589885 SH       DEFINED 1  2  3        589885        0        0
JPMORGAN CHASE & CO            COM              46625H100     7610   213000 SH       DEFINED 1  2  3  4     213000        0        0
KNIGHT CAP GROUP INC           CL A COM         499005106    13651  1143265 SH       DEFINED 1  2  3  4    1143265        0        0
LENDER PROCESSING SVCS INC     COM              52602E102     3756   148584 SH       DEFINED 1  2  3  4     148584        0        0
META FINL GROUP INC            COM              59100U108     7214   371223 SH       DEFINED 1  2  3        371223        0        0
METROCORP BANCSHARES INC       COM              591650106    11780  1103989 SH       DEFINED 1  2  3       1103989        0        0
NATIONSTAR MTG HLDGS INC       COM              63861C109    18747   871150 SH       DEFINED 1  2  3  4     871150        0        0
NELNET INC                     CL A             64031N108    18842   819221 SH       DEFINED 1  2  3  4     819221        0        0
NOAH HLDGS LTD                 SPONSORED ADS    65487X102     1023   207996 SH       DEFINED 1  2  3        207996        0        0
OLD REP INTL CORP              COM              680223104     4764   574683 SH       DEFINED 1  2  3  4     574683        0        0
PHH CORP                       COM NEW          693320202    14810   847258 SH       DEFINED 1  2  3  4     847258        0        0
PRUDENTIAL FINL INC            COM              744320102    15567   321442 SH       DEFINED 1  2  3  4     321442        0        0
RAYMOND JAMES FINANCIAL INC    COM              754730109    15506   452852 SH       DEFINED 1  2  3  4     452852        0        0
SEABRIGHT HOLDINGS INC         COM              811656107     7447   837635 SH       DEFINED 1  2  3        837635        0        0
SEACUBE CONTAINER LEASING LT   SHS              G79978105    14199   831820 SH       DEFINED 1  2  3        831820        0        0
SS&C TECHNOLOGIES HLDGS INC    COM              78467J100    11259   450359 SH       DEFINED 1  2  3  4     450359        0        0
TAL INTL GROUP INC             COM              874083108    11601   346415 SH       DEFINED 1  2  3  4     346415        0        0
TOWERS WATSON & CO             CL A             891894107    11162   186341 SH       DEFINED 1  2  3  4     186341        0        0
WELLPOINT INC                  COM              94973V107    18509   290161 SH       DEFINED 1  2  3  4     290161        0        0